Goodwill and Intangibles Narrative (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 06, 2013 Roma Financial Corporation	Dec. 31, 2013 Core Deposit Premium	Dec. 31, 2013 Core Deposit Premium Roma Financial Corporation
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 77,600,000	$ 77,100,000	$ 300,000
Loans sold	1,710,000,000	1,400,000,000
Estimated fair value of servicing asset in intangible assets	14,700,000	12,000,000
Weighted average discount rate of servicing assets	10.20%
Weighted average constant prepayment rate on mortgages	8.48%
Weighted average life of servicing assets, years	7 years 4 months 24 days
Useful life				10 years
Acquired Finite-lived Intangible Asset, Amount					$ 8,900,000